Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Audit fees	£ 19.0	£ 17.0	£ 16.0
Total Auditor's remuneration	41.0	38.0	35.0
KPMG
Disclosure of products and services [line items]
Audit fees	36.0	33.0	31.0
All other fees	0.0	0.0	1.0
Tax fees	0.0	0.0	0.0
Subsidiaries
Disclosure of products and services [line items]
Audit fees	14.0	13.0	12.0
Other audit related fees
Disclosure of products and services [line items]
Audit fees	7.0	7.0	6.0
Other audit related fees | KPMG
Disclosure of products and services [line items]
Audit fees	5.0	5.0	3.0
Other services
Disclosure of products and services [line items]
All other fees	£ 1.0	£ 1.0	£ 1.0